Summary Prospectus	December 22, 2010 as revised December 28, 2010

Invesco Structured Core Fund

Class: A (SCAUX), B (SBCUX), C (SCCUX), Investor (SCNUX), R (SCRUX), Y (SCAYX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 959-4246 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 22, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)

Class:	A	B	C	R	Y	Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	A	B	C	R	Y	Investor

Management Fees	0.60%	0.60%	0.60%	0.60%	0.60%	0.60%

Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	0.50	None	0.25

Other Expenses	0.46	0.46	0.46	0.46	0.46	0.46

Total Annual Fund Operating Expenses	1.31	2.06	2.06	1.56	1.06	1.31

Fee Waiver and/or Expense Reimbursement[1]	0.31	0.31	0.31	0.31	0.31	0.31

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00	1.75	1.75	1.25	0.75	1.00

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class R, Class Y and Investor Class shares to 1.00%, 1.75%, 1.75%, 1.25%, 0.75% and 1.00%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

1        Invesco Structured Core Fund

SCOR-SUMPRO-1

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$646	$913	$1,201	$2,017

Class B	678	916	1,280	2,172

Class C	278	616	1,080	2,365

Class R	127	462	821	1,830

Class Y	77	306	555	1,266

Investor Class	102	385	688	1,552

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$646	$913	$1,201	$2,017

Class B	178	616	1,080	2,172

Class C	178	616	1,080	2,365

Class R	127	462	821	1,830

Class Y	77	306	555	1,266

Investor Class	102	385	688	1,552

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of equity securities of large capitalization companies. The principal type of equity securities purchased by the Fund is common stock.

Effective March 31, 2011, the preceding sentence will be replaced by the following: The Fund invests its assets in a diversified portfolio of equity securities of large capitalization companies. The Fund invests primarily in equity securities, specifically common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund considers a company to be a large capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the S&P 500® Index (the benchmark index). As of August 31, 2010, the capitalization of companies in the S&P 500® Index range from $836 million to $302 billion.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in derivatives, specifically, futures contracts and exchange-traded funds.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.

The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and non-proprietary models to forecast risks and transaction costs. This information is used to structure the Fund’s portfolio. The Fund uses the S&P 500® Index as a guide in structuring and selecting its investments, but will also invest in non-benchmark securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Exchange-Traded Funds Risk. An investment by the Fund in Exchange-Traded Funds (ETFs) generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

2        Invesco Structured Core Fund

Class A Shares year-to-date (ended September 30, 2010): (1.01)%
Best Quarter (ended September 30, 2009): 13.21%
Worst Quarter (ended December 31, 2008): (18.69)%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Class A: Inception (3/31/2006)
Before Taxes	14.64%	(4.27)%
After Taxes on Distributions	14.35	(5.22)
Return After Taxes on Distributions and Sale of Fund Shares	9.90	(3.75)

Class B: Inception (3/31/2006)	15.42	(4.11)

Class C: Inception (3/31/2006)	19.42	(3.49)

Class R: Inception (3/31/2006)	20.93	(3.05)

Class Y1: Inception (10/3/2008)	21.74	(2.69)

Investor Class[1]: Inception (4/25/2008)	21.26	(2.79)

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47	(1.80)

Lipper Large-Cap Core Funds Index	28.15	(1.76)

1	Class Y shares and Investor Class shares performance shown prior to the inception date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares. Class A shares performance reflects any applicable fee waivers or expense reimbursements.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ralph Coutant	Portfolio Manager	2009

W. Lawson McWhorter	Portfolio Manager	2006

Glen Murphy	Portfolio Manager	2010

Anthony Shufflebotham	Portfolio Manager	2009

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares
You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser, through our Web site at www.invesco.com/us, by mail to Invesco Investment Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by telephone at 800-959-4246.

There are no minimum investments for Class R shares for fund accounts. New or additional investments in Class B shares are no longer permitted. The minimum investments for Class A, C, Y and Investor shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Asset or fee-based accounts managed by your financial adviser	None	None

Eligible employee benefit plans, SEP, SARSEP and SIMPLE IRA plans	None	None

IRAs, Roth IRAs and Coverdell ESA accounts if the new investor is purchasing shares through a systematic purchase plan	$25	$25

All other types of accounts if the investor is purchasing shares through a systematic purchase plan	50	50

IRAs, Roth IRAs and Coverdell ESAs	250	25

All other accounts	1,000	50

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Structured Core Fund

invesco.com/us  SCOR-SUMPRO-1

Summary Prospectus	December 22, 2010 as revised December 28, 2010

Invesco Structured Core Fund

Institutional Class: (SCIUX)

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.invesco.com/prospectus. You can also get this information at no cost by calling (800) 659-1005 or by sending an e-mail request to ProspectusRequest@invesco.com. The Fund’s prospectus and statement of additional information, both dated December 22, 2010, are incorporated by reference into this Summary Prospectus and may be obtained, free of charge, at the Web site, phone number or e-mail address noted above.

Investment Objective
The Fund’s investment objective is long-term growth of capital.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Class:	Institutional

Management Fees	0.60%

Distribution and/or Service (12b-1) Fees	None

Other Expenses	0.31

Total Annual Fund Operating Expenses	0.91

Fee Waiver and/or Expense Reimbursement[1]	0.16

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.75

1	The Adviser has contractually agreed, through at least December 31, 2011 to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 0.75% of average daily net assets. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on December 31, 2011.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$77	$274	$488	$1,105

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 71% of the average value of its portfolio.

Principal Investment Strategies of the Fund
The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in a diversified portfolio of equity securities of large capitalization companies. The principal type of equity securities purchased by the Fund is common stock.

Effective March 31, 2011, the preceding sentence will be replaced by the following: The Fund invests its assets in a diversified portfolio of equity securities of large capitalization companies. The Fund invests primarily in equity securities, specifically common and preferred stocks, convertible securities, rights and warrants to purchase common stock and depositary receipts.

The Fund considers a company to be a large capitalization company if it has a market capitalization, at the time of purchase, no smaller than the smallest capitalized company included in the S&P 500® Index (the benchmark index). As of August 31, 2010, the capitalization of companies in the S&P 500® Index range from $836 million to $302 billion.

The Fund may invest up to 20% of its total assets in foreign securities. The Fund may also invest in derivatives, specifically, futures contracts and exchange-traded funds.

The portfolio managers will consider selling or reducing a security position (i) if the forecasted return of a security becomes less attractive relative to industry peers, or (ii) if a particular security’s risk profile changes.

The portfolio managers use quantitative, research based models to select potential investment securities. They then use proprietary and non-proprietary models to forecast risks and transaction costs. This information is used to structure the Fund’s portfolio. The Fund uses the S&P 500® Index

1        Invesco Structured Core Fund

SCOR-SUMPRO-2

as a guide in structuring and selecting its investments, but will also invest in non-benchmark securities.

Principal Risks of Investing in the Fund
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Derivatives Risk. Derivatives may be more difficult to purchase, sell or value than other investments and may be subject to market, interest rate, credit, leverage, counterparty and management risks. A fund investing in a derivative could lose more than the cash amount invested or incur higher taxes. Over-the-counter derivatives are also subject to counterparty risk, which is the risk that the other party to the contract will not fulfill its contractual obligation to complete the transaction with the Fund.

Exchange-Traded Funds Risk. An investment by the Fund in Exchange-Traded Funds (ETFs) generally presents the same primary risks as an investment in a mutual fund. In addition, an ETF may be subject to the following: (1) a discount of the ETF’s shares to its net asset value; (2) failure to develop an active trading market for the ETF’s shares; (3) the listing exchange halting trading of the ETF’s shares; (4) failure of the ETF’s shares to track the referenced index; and (5) holding troubled securities in the referenced index. ETFs may involve duplication of management fees and certain other expenses, as the Fund indirectly bears its proportionate share of any expenses paid by the ETFs in which it invests. Further, certain of the ETFs in which the Fund may invest are leveraged. The more the Fund invests in such leveraged ETFs, the more this leverage will magnify any losses on those investments.

Foreign Securities Risk. The Fund’s foreign investments may be affected by changes in foreign country’s exchange rates; political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign companies may be subject to less regulation resulting in less publicly available information about the companies.

Futures Risk. A decision as to whether, when and how to use futures involves the exercise of skill and judgment and even a well conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

Leverage Risk. Leverage created from borrowing or certain types of transactions or instruments, including derivatives, may impair the Fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility or otherwise not achieve its intended objective.

Limited Number of Holdings Risk. The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.

Management Risk. The investment techniques and risk analysis used by the Fund’s portfolio managers may not produce the desired results.

Market Risk. The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment; general economic and market conditions; regional or global instability; and currency and interest rate fluctuations.

Performance Information
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark and a peer group benchmark with investment objectives and strategies similar to the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Institutional Class Shares year-to-date (ended September 30, 2010): -0.86%
Best Quarter (ended September 30, 2009): 13.31%
Worst Quarter (ended December 31, 2008): -18.47%

Average Annual Total Returns (for the periods ended December 31, 2009)

	1	Since
	Year	Inception

Institutional Class: Inception (3/31/2006)
Before Taxes	21.56%	-2.54%
After Taxes on Distributions	21.20	-3.54
Return After Taxes on Distributions and Sale of Fund Shares	14.47	-2.31

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	26.47	-1.80

Lipper Large-Cap Core Funds Index	28.15	-1.76

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangement, such as 401(k) plans or individual retirement accounts.

Management of the Fund
Investment Adviser: Invesco Advisers, Inc.

Portfolio Managers	Title	Length of Service on the Fund

Ralph Coutant	Portfolio Manager	2009

W. Lawson McWhorter	Portfolio Manager	2006

Glen Murphy	Portfolio Manager	2010

Anthony Shufflebotham	Portfolio Manager	2009

Anne Unflat	Portfolio Manager	2010

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on any business day through your financial adviser or by telephone at 800-659-1005.

The minimum investments for Institutional Class shares for fund accounts are as follows:

	Initial Investment	Additional Investments
Type of Account	Per Fund	Per Fund

Defined Contribution Plan (for which sponsor has $100 million in combined defined contribution and defined benefit assets)	$0	$0

Defined Contribution Plan (for which a sponsor has less than $100 million in combined defined contribution and defined benefit assets)	$10 Million	$0

Banks, trust companies and certain other financial intermediaries	$10 Million	$0

Financial intermediaries and other corporations acting for their own accounts	$1 Million	$0

Foundations or Endowments	$1 Million	$0

Other institutional investors	$1 Million	$0

Defined Benefit Plan	$0	$0

Pooled investment vehicles (e.g., Funds of Funds)	$0	$0

2        Invesco Structured Core Fund

Tax Information
The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or some combination of both, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson or financial adviser to recommend the Fund over another investment. Ask your salesperson or financial adviser or visit your financial intermediary’s Web site for more information.

3        Invesco Structured Core Fund

invesco.com/us  SCOR-SUMPRO-2